As filed with the U.S. Securities and Exchange Commission on January 15, 2019

File No.  333-227298
File No.:  811-23377

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 2	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 3	☒

TIDAL ETF TRUST
(Exact Name of Registrant as Specified in Charter)

898 North Broadway, Suite 2
Massapequa, New York 11758
(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code)  (844) 986-7676

The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies to:

Eric Falkeis 898 North Broadway, Suite 2 Massapequa, New York 11758	Christopher M. Cahlamer Godfrey & Kahn S.C. 833 East Michigan Street Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 2 to the Tidal ETF Trust is filed for the sole purpose of submitting the XBRL exhibits for the risk return summary for its series: Aware Ultra-Short Duration Enhanced Income ETF

TIDAL ETF TRUST

PART C:  OTHER INFORMATION

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post‑Effective Amendment No. 2 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 2 to the Registrant’s Registration Statement (File No. 333-227298) to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on January 15, 2019.

Tidal ETF Trust

By: /s/ Guillermo Trias
Guillermo Trias
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on January 15, 2019.

Signature	Title

/s/ Eric W. Falkeis	Trustee, Chairman, and Secretary
Eric W. Falkeis

*/s/ Dusko Culafic	Trustee
Dusko Culafic

*/s/ Mark Baltimore	Trustee
Mark Baltimore

*/s/ Ian Carroll	Trustee
Ian Carroll

*/s/ Eduardo Mendoza	Trustee
Eduardo Mendoza

/s/ Guillermo Trias	President (principal executive officer)
Guillermo Trias

/s/ Daniel H. Carlson	Treasurer (principal financial officer and principal accounting officer)
Daniel H. Carlson

*By:/s/ Eric W. Falkeis
Eric W. Falkeis, Attorney-in-Fact
pursuant to Powers of Attorney previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on December 21, 2018, and incorporated by reference

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EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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